Document and Entity Information	Feb. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2020
Entity Registrant Name	VISHAY INTERTECHNOLOGY INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7416
Entity Tax Identification Number	38-1686453
Entity Address, Address Line One	63 Lancaster Avenue
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	644-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000103730
Trading Symbol	VSH
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, par value $0.10 per share